Annual Fund Operating Expenses - Tema S&P 500 Historical Weight ETF Strategy [Member]	Mar. 25, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%